Document and Entity Information	Apr. 20, 2022
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001850270
Document Type	8-K
Document Period End Date	Apr. 20, 2022
Entity Registrant Name	Social Capital Suvretta Holdings Corp. III
Entity Incorporation State Country Code	E9
Entity File Number	001-40560
Entity Tax Identification Number	98-1586514
Entity Address, Address Line One	2850 W. Horizon Ridge Parkway
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Henderson
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89052
City Area Code	(650)
Local Phone Number	521-9007
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A ordinary shares, $0.0001 par value per share
Trading Symbol	DNAC
Entity Emerging Growth Company	true
Entity Ex Transition Period	false